UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                              WASHINGTON, DC 20549

                                   FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act File Number: 811-03231

                             SEI LIQUID ASSET TRUST

                                   REGISTRANT
                             SEI Liquid Asset Trust
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                                 (800) 342-5734

                               AGENT FOR SERVICE
                             CT Corporation System
                               101 Federal Street
                                Boston, MA 02110

                         Date of Fiscal Year End: 6/30

            Date of Reporting Period: July 1, 2011 to June 30, 2012




                             PRIME OBLIGATION FUND

No votes have been cast on securities by this fund during the reporting period.



                                   SIGNATURES

    Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused
   this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Name of Registrant: SEI Liquid Asset Trust

By: /s/  Robert A. Nesher

         President

Date:    August 17, 2012